Property, Plant and Equipment - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	₽ 277	₽ 547
Borrowings costs capitalised	₽ 309	₽ 492	₽ 621
Capitalisation rate of borrowing costs eligible for capitalisation	8.57%	8.55%	9.70%
Contractual commitments to acquire property plant and equipment	₽ 10,506	₽ 11,801
Non-current assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Gain from reversal of impairment	₽ 1,341
Impairment loss recognized		₽ 4,840	₽ 4,891